Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss)
Common Stock, Shares, Outstanding	48
Balance at Dec. 31, 2014	$ 769	$ 0	$ 857	$ (60)	$ (28)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	3		3
Net Income (Loss) Attributable to Parent	(83)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(83)			(83)
Other Comprehensive Income (Loss), Net of Tax	(64)				(64)
Balance at Dec. 31, 2015	626	$ 0	861	(143)	(92)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		0
Proceeds from Issuance of Common Stock	$ 1		1
Common Stock, Shares, Outstanding	48
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (92)
Allocated Share-based Compensation Expense	3		3
Net Income (Loss) Attributable to Parent	(163)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(163)			(163)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(1)
Other Comprehensive Income (Loss), Net of Tax	16
Balance at Dec. 31, 2016	482	$ 0	864	(306)	(76)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		0
Proceeds from Issuance of Common Stock	$ 0
Common Stock, Shares, Outstanding	48
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (76)
Allocated Share-based Compensation Expense	4		4
Net Income (Loss) Attributable to Parent	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	0			0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	45
Other Comprehensive Income (Loss), Net of Tax	58				58
Balance at Dec. 31, 2017	544	$ 0	$ 868	$ (306)	$ (18)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		0
Proceeds from Issuance of Common Stock	$ 0
Common Stock, Shares, Outstanding	48
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (18)